Segment information - Segment reported EBITDA to segment operating income - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Reported EBITDA	€ 12,002	€ 11,719	€ 11,277
Depreciation and amortization	(6,846)	(6,728)	(6,465)
Effects resulting from business combinations	(27)	97	6
Reclassification of translation adjustment from liquidated entities	(8)	14
Impairment of goodwill	(20)	(772)
Impairment of fixed assets	(135)	(48)	(18)
Total of impairment of fixed assets	(190)	(207)	(38)
Share of profits (losses) of associates and joint ventures	6	(46)	(38)
Operating income	4,917	4,077	4,742
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Reported EBITDA	1
Operating income	1
Total Telecom activities and Orange Bank [member]
Disclosure of operating segments [line items]
Reported EBITDA	12,002	11,719	11,277
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	12,063	11,731	11,277
Depreciation and amortization	(6,842)	(6,728)	(6,465)
Effects resulting from business combinations			6
Reclassification of translation adjustment from liquidated entities	(8)	14
Impairment of goodwill	(20)	(772)
Total of impairment of fixed assets	(190)	(207)	(38)
Share of profits (losses) of associates and joint ventures	6	(46)	(38)
Operating income	5,009	3,992	4,742
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	6,468	6,205	6,145
Depreciation and amortization	(3,073)	(2,823)	(2,705)
Total of impairment of fixed assets	(3)	(1)	(12)
Operating income	3,392	3,381	3,428
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	3,095	2,801	2,733
Depreciation and amortization	(2,166)	(2,114)	(1,990)
Impairment of goodwill	(19)	(507)
Total of impairment of fixed assets	(1)		(24)
Share of profits (losses) of associates and joint ventures		6	(1)
Operating income	909	186	718
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	1,578	1,222	1,046
Depreciation and amortization	(1,009)	(946)	(771)
Operating income	569	276	275
Poland, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	659	725	820
Depreciation and amortization	(606)	(623)	(687)
Impairment of goodwill		(507)
Total of impairment of fixed assets	(1)		3
Operating income	52	(405)	136
Belgium and Luxembourg, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	311	317	321
Depreciation and amortization	(230)	(210)	(201)
Impairment of goodwill	(19)
Share of profits (losses) of associates and joint ventures		6	(1)
Operating income	62	113	119
Central European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	547	537	546
Depreciation and amortization	(321)	(335)	(331)
Total of impairment of fixed assets			(27)
Operating income	226	202	188
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	1,591	1,638	1,529
Depreciation and amortization	(902)	(1,056)	(1,034)
Impairment of goodwill	(1)	(265)
Total of impairment of fixed assets	(180)	(204)
Share of profits (losses) of associates and joint ventures	14	(45)	(32)
Operating income	522	68	463
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	1,259	1,298	1,235
Depreciation and amortization	(370)	(376)	(367)
Effects resulting from business combinations			6
Reclassification of translation adjustment from liquidated entities		1
Total of impairment of fixed assets	1	(1)
Share of profits (losses) of associates and joint ventures			(3)
Operating income	890	922	871
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	(350)	(211)	(365)
Depreciation and amortization	(331)	(359)	(369)
Reclassification of translation adjustment from liquidated entities	(8)	13
Total of impairment of fixed assets	(7)	(1)	(2)
Share of profits (losses) of associates and joint ventures	(8)	(7)	(2)
Operating income	(704)	(565)	€ (738)
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	(62)	(12)
Depreciation and amortization	(4)
Effects resulting from business combinations	(27)	97
Operating income	€ (93)	€ 85